Cover Page	Aug. 17, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 17, 2022
Entity Registrant Name	Stabilis Solutions, Inc.
Entity Incorporation, State or Country Code	FL
Entity File Number	001-40364
Entity Tax Identification Number	59-3410234
Entity Central Index Key	0001043186
Amendment Flag	false
Entity Address, Address Line One	11750 Katy Freeway
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	832
Local Phone Number	456-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	SLNG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false